STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2024
STOCK-BASED COMPENSATION PLANS
Schedule of weighted-average assumptions used to estimate the fair value of outstanding stock options

	December 31,		December 31,
	2024		2023
Risk-free interest rate	3.06%		3.38%
Distribution yield	4.14%		3.81%
Expected volatility	22.19%		22.73%
Expected remaining life	3.7	years	4.0	years

Ultimate parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of information on changes to outstanding options

	2024		2023
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	2,741,560	$31.43	1,048,934	$29.06
Granted	1,060,000	29.82	1,845,000	32.71
Transferred	450,000	31.91	—	—
Exercised	(91,666)	30.44	(8,733)	29.42
Cancelled	(431,667)	30.67	(143,641)	30.58
Balance at end of year	3,728,227	$31.14	2,741,560	$31.43

Vested options at end of year	559,920	$32.01	245,793	$29.61